Securities (Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities [Abstract]
Due in one year or less	$ 2,660
Due in one year or less, Fair value	2,690
Due after one year through five years	19,761
Due after one year through five years, Fair value	20,017
Due after five years through ten years	39,197
Due after five years through ten years, Fair value	39,659
Due after ten years	106,996
Due after ten years, Fair value	106,076
Other securities having no maturity date	1,002
Other securities having no maturity date, Fair value	986
Total amoritzed cost	169,616	$ 191,517
Available-for-sale Securities, Total	$ 169,428	$ 190,205